SUB-ADVISORY AGREEMENT

THIS SUB-ADVISORY AGREEMENT (this “Agreement”) is made as of July 26, 2023 by and between Hartford Funds Management Company, LLC (“Adviser”), a Delaware limited liability company, and Schroder Investment Management North America Inc. (“Sub-Adviser”).

WHEREAS, Hartford Schroders Private Opportunities Fund (the “Fund”), a Delaware statutory trust, is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the Adviser and the Sub-Adviser are investment advisers registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”);

WHEREAS, the Fund has retained the Adviser to render investment advisory services to the Fund pursuant to an Investment Management Agreement dated July 26, 2023, as may be amended from time to time (“Advisory Agreement”);

WHEREAS, the Advisory Agreement authorizes the Adviser to engage one or more other investment advisers to assist with any or all of the Adviser’s duties and obligations under the Advisory Agreement; and

WHEREAS, the Adviser wishes to retain the Sub-Adviser to render certain investment advisory services to the Fund, with respect to the portions of the Fund’s assets allocated to the Sub-Adviser, as determined from time to time by the Adviser, and the Sub-Adviser is willing to render such services.

NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Adviser and the Sub-Adviser as follows:

1.        Appointment; Investment Adviser Registration.

(a)                    Subject to the monitoring, supervision, and oversight of the Adviser and the Board of Trustees of the Fund (the “Board”) and in accordance with the terms and conditions of this Agreement, the Adviser hereby appoints the Sub-Adviser to act as investment sub-adviser to the Fund, for the periods and on the terms set forth herein. The Sub-Adviser accepts the appointment and agrees to furnish the services set forth herein for the compensation provided in Section 7 of this Agreement.

(b)                      The Sub-Adviser (i) represents and warrants that it is registered as an investment adviser under the Advisers Act, and (ii) shall continue to be so registered for so long as this Agreement remains in effect.

2.        Services and Duties of Investment Sub-Adviser.                Subject to the monitoring,

supervision, oversight, control and direction of the Adviser and the Board, the Sub-Adviser will:

(a)              manage the investment and reinvestment of assets of the Fund and provide the Fund with investment research and advice in accordance with the Fund’s investment objective

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and policies as stated in the Fund’s prospectus and statement of additional information filed with the U.S. Securities and Exchange Commission (“SEC”) on Form N-2, as amended and supplemented from time to time (the “Registration Statement”), and such other limitations as the Fund, the Adviser or the Board may impose with respect to the Fund by advance written notice to the Sub-Adviser;

(b)               in consultation with the Adviser when appropriate, make determinations with respect to the investment of the assets of the Fund and the purchase and sale of a Fund’s securities and other instruments, and take such steps as may be necessary to implement the same;

(c)               oversee the placement of purchase and sale orders on behalf of the Fund;

(d)               engage portfolio managers to make investment decisions and securities analysts to provide research services to the Fund;

(e)               subject to the understanding set forth in Section 10(a)(1) of this Agreement, vote all proxies solicited by or with respect to the issuers of securities in which the assets of the Fund may be invested in accordance with the Sub-Adviser’s proxy voting policies and procedures and in a manner that complies with applicable law; maintain records of all proxies voted on behalf of the Fund; and provide information to the Fund, the Adviser or their designated agent in a manner that is sufficiently complete and timely to ensure the Fund’s compliance with its filing obligations under Rule 30b1-4 of the 1940 Act;

(f)                maintain books and records with respect to the Fund’s transactions, in accordance with applicable laws, rules and regulations; and

(g)               to the extent requested by the Adviser or officers of the Fund, cooperate with and provide reasonable assistance to the Adviser and the Fund’s other service providers by

(i)              keeping them fully informed as to such matters that they may reasonably deem necessary with respect to the performance of their obligations to the Fund, (ii) providing prompt responses to reasonable requests for information or assistance, and (iii) establishing agreed processes to promote the efficient exchange of information.

In providing those services and in consultation with the Adviser, the Sub-Adviser will regularly furnish reports with respect to the Fund at periodic meetings of the Board and at such other times as may be reasonably requested by the Adviser or the Board, which reports shall include the Sub-Adviser’s economic outlook and investment strategy and a discussion of the portfolio activity and the performance of the Fund since the last report. Copies of all such reports shall be furnished to the Adviser for examination and review within a reasonable time prior to the presentation of such reports to the Board.

The Sub-Adviser further agrees that, in performing its duties hereunder, it will:

(h)               comply in all material respects with the applicable sections of (i) the 1940 Act and the Advisers Act and all rules and regulations thereunder and any other applicable federal and state laws and regulations, (ii) the compliance policies and procedures with respect to the Fund promulgated by the Adviser; (iii) the Sub-Adviser’s compliance policies and procedures, (iv) the rules and regulations of the U.S. Commodity Futures Trading Commission (“CFTC”), (v) the

investment objectives, strategies, policies, limitations and restrictions of the Fund as described in the Registration Statement as applicable to the Fund, (vi) the Fund’s Amended and Restated Declaration of Trust and by-laws or other organizational documents of the Fund, and (vii) any investment guidelines or other instructions received in writing from the Adviser or the Board;

(i)                 manage the assets of the Fund in a manner such that the Fund will comply with the following requirements of the Internal Revenue Code of 1986, as amended (the “Code”) and regulations issued thereunder: section 851(b)(2) and section 851(b)(3) (and, if applicable, section 817(h)) solely with respect to the assets of the Fund which are under its management and based solely on (x) information and methodologies in Sub-Adviser’s compliance systems, which Adviser acknowledges are not the official books and records of the Fund and (y) diversification testing protocols provided by the Adviser to the Sub-Adviser in writing; provided, however, that with respect to the 10% voting securities test contained in section 851(b)(3)(A)(ii), the Sub-Adviser will also comply with such additional requirements as the Fund or the Adviser shall furnish to the Sub-Adviser from time to time (if any); provided, further, Adviser acknowledges that (aa) the Sub-Adviser shall not be responsible or liable for preparing or filing any tax returns for the Fund, (bb) while the Sub-Adviser will conduct portfolio compliance testing with Sections 851(b)(2) and (3) and 817(h) of the Code as described above, the Sub-Adviser and Adviser will discuss together any actions required to be taken by Sub-Adviser with respect to compliance with Sections 851(b)(2) and (3) and 817(h) of the Code by the 20th calendar day following quarter end based on the official books and records of the Fund (but any such discussion shall in no way be deemed Adviser’s waiver of Sub-Adviser’s obligation to deliver the quarterly tax compliance certificate in accordance with the time frames set forth under Section 10(a)(3) of this Agreement) and (cc) Sub-Adviser is not the tax agent for the Fund;

(j)                 keep the Adviser and/or the Board informed of developments materially affecting the Fund ;

(k)               make available to the Board, the Adviser, the Fund’s Chief Compliance Officer(s) (“CCO”) and the Fund’s administrator, promptly upon their request, such copies of its records with respect to the Fund as may be required to assist in their compliance with applicable laws and regulations. As reasonably requested by the Board or the Adviser, the Sub-Adviser will complete periodic or special questionnaires and furnish to the Board and/or the Adviser such periodic and special reports regarding the Fund and the Sub-Adviser including, but not limited to, reports concerning transactions and performance of the Fund, quarterly and annual compliance reports and certifications, quarterly tax compliance certifications, reports regarding compliance with the Fund’s procedures pursuant to Rules 17e-1, 17a-7, 10f-3 and 12d3-1 under the 1940 Act (as applicable), quarterly reports identifying any Material Compliance Matters (as defined under Rule 38a-1 of the 1940 Act) and any material changes to the Sub-Adviser’s compliance program (including material revisions to compliance policies and procedures), fundamental investment restrictions, procedures for opening brokerage accounts and commodity trading accounts, liquidity determinations for securities or other instruments held by the Fund such as, among others, securities purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and Section 4(a)(2) commercial paper, compliance with the Sub-Adviser’s Code of Ethics, and such other procedures or requirements that the Adviser may reasonably request from time to time;

(l)                 make available to the Board and the Adviser at reasonable times its portfolio managers and other appropriate personnel as mutually agreed by the Adviser and Sub-Adviser, either in person or, at the mutual convenience of the Board, the Adviser and the Sub-Adviser, by telephone, in order to review the investment policies, performance and other matters relating to the management of the Fund;

(m)             provide certifications or sub-certifications to the Adviser on a timely basis as to the accuracy of the information contained in draft reports to shareholders, registration statements or portions thereof or other documents solely as it relates to the Sub-Adviser or the Fund;

(n)               use no material, non-public information concerning portfolio companies that may be in its possession or the possession of any of its affiliates, nor will the Sub-Adviser seek to obtain any such information, in providing investment advice or investment management services to the Fund;

(o)               promptly notify the Adviser, the Fund and the Board in the event that the Sub-Adviser or any of its affiliates becomes aware that the Sub-Adviser: (i) is subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; (ii) fails to be registered as an investment adviser under the Advisers Act or under the laws of any jurisdiction in which the Sub-Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement; (iii) is the subject of an administrative proceeding or enforcement action by the SEC or other regulatory authority; provided, however, such notice to be provided with respect to this item (iii) may be in the form of a quarterly certificate whereby Sub-Adviser (or any of its affiliates) certifies that it is either aware, or not aware, of any proceeding or enforcement action as described in this item (iii); (iv) is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, or governmental authority, involving the affairs of the Fund or the Sub-Adviser or their affiliates; or (v) is involved in any pending litigation or administrative proceeding brought against the Sub-Adviser or any of its management persons (as defined by Form ADV) that is related to or could affect the management of the Fund. The Sub-Adviser further agrees to notify the Adviser and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Fund’s Registration Statement, as amended and supplemented from time to time, regarding the Fund, and of any statement contained therein that becomes untrue in any material respect. The Sub-Adviser will promptly notify the Adviser, the Fund and the Board if its chief executive officer or any member of the portfolio management team named in the Registration Statement for the Fund changes, or if there is an actual change in control or management of the Sub-Adviser within the meaning of Rules 2a-6 and 202(a)(1)-1 under the 1940 Act and Advisers Act, respectively;

(p)               subject to Section 14, not disclose non-public information regarding the Fund characteristics, trading history portfolio holdings or individual holding or sector performance information to any third-party, except in compliance with the Fund’s policies on disclosure of portfolio holdings and any exceptions therein; provided, however, that nothing herein shall restrict the Sub-Adviser from using information in respect of the Fund (without attribution to the Fund) in composite performance data or similar aggregated information;

(q)               provide the Adviser, the Fund or the Board with such information and assurances (including certifications and sub-certifications) as the Adviser, the Fund or the Board may reasonably request from time to time in order to assist the Adviser, the Fund or the Board in complying with applicable laws, rules and regulations, including requirements in connection with the preparation and/or filing of the Fund’s shareholder reports (e.g. Form N-CSRs), census reporting forms (e.g. Form N-CEN) and portfolio holdings reporting forms (e.g. Forms N-PORT) or the financial reports contained therein;

(r)                 provide assistance (as required by the Fund’s valuation policy, as amended from time to time) to the Adviser, custodian or recordkeeping agent for the Fund in determining or confirming, the value of any portfolio securities or other assets of the Fund for which the Adviser, custodian or recordkeeping agent seeks assistance from the Sub-Adviser or identifies for review by the Sub-Adviser (which valuation shall be based on Sub-Adviser’s fair valuation procedures). This assistance includes (but is not limited to): (i) designating and providing access to one or more employees of the Sub-Adviser or its affiliates who are knowledgeable about the security/issuer, its financial condition, trading and/or other relevant factors for valuation that could be available for consultation when the Adviser’s Valuation Committee convenes; (ii) assisting the Adviser or the custodian in obtaining bids and offers or quotes from broker/dealers or market-makers with respect to securities held by the Fund, upon the reasonable request of the Adviser or custodian; (iii) upon the request of the Adviser or the custodian, providing pricing information for fair valuations if available; and (iv) maintaining a record with respect to the securities valuation assistance provided hereunder consistent with Sub-Adviser’s retention policies and in accordance with Section 4(a) of this Agreement, to the extent applicable, and providing such information to the Adviser or the Fund upon request;

(s)                not consult with any other investment sub-adviser of the Fund (if any), or with the sub-adviser to any other investment company (or separate series thereof) managed by the Adviser concerning a Fund’s transactions in securities or other assets, except for purposes of complying with the conditions of Rule 12d3-1(a) and (b) under the 1940 Act, and, to the extent that multiple sub-advisers may be engaged to provide services to the Fund, the Sub-Adviser shall be responsible for providing investment advisory services only with respect to the portion of the Fund allocated to the Sub-Adviser by the Adviser; and

(t)                 provide the Adviser and the Fund with a copy of its Form ADV as most recently filed with the SEC, notify the Adviser promptly with respect to any material amendment to the Sub-Adviser’s ADV and notify the Adviser on a timely basis (which shall be no later than the quarterly certification provided pursuant to Section 10(a)(3) of this Agreement) of any other amendments to the Sub-Adviser’s Form ADV and, in each case, furnish a copy of such amendments to the Fund and the Adviser.

(u)               The Sub-Adviser further agrees that it may perform any or all the services contemplated by this Agreement directly or through such of its subsidiaries or other affiliated persons as it believes reasonably necessary to assist it in carrying out its obligations under this Agreement. Specifically, the Sub-Adviser is authorized to and may engage its affiliate, Schroders Capital Management (US) Inc. (the "Sub-advisory Affiliate") to perform investment advisory services for the Fund. It is acknowledged that the Sub-Adviser may not retain the services of any entity that would be an “investment adviser”, as that term is defined in the 1940 Act, to the Fund unless any agreement with such entity, including the Sub-advisory Affiliate, has been approved by (i) a majority of the Board, including a majority of the Independent Trustees, and (ii) to the extent necessary, the vote of a majority of the outstanding voting securities of the Fund.

3.         Brokerage.                   The Sub-Adviser may place orders pursuant to its investment determinations for the Fund directly with the issuers of the securities, or with brokers or dealers selected by the Sub-Adviser. Neither the Sub-Adviser, nor any of its directors, officers, or employees, as applicable, may act as principal or agent or receive any commissions in connection with the foregoing transactions. The Sub-Adviser may, in respect of the Fund, open and maintain brokerage accounts of all types on behalf of and in the name of the Fund. The Sub-Adviser may enter into standard customer agreements with brokers and direct payments of cash, cash equivalents and securities and other property into such brokerage accounts as the Sub-Adviser deems desirable or appropriate. In selecting brokers or dealers to execute transactions on behalf of the Fund, the Sub-Adviser shall seek and obtain the most favorable execution and net security price available for the Fund. In assessing the best overall terms available for the Fund transaction, the Sub-Adviser will consider all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Sub-Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”)) provided to the Fund and/or other accounts over which the Sub-Adviser or its affiliates exercise investment discretion. The parties hereto acknowledge that it is desirable for the Fund that the Sub-Adviser have access to supplemental investment and market research and security and economic analysis provided by broker-dealers who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Sub-Adviser may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Adviser to the Fund in accordance with Section 28(e) of the 1934 Act. It is understood that the services provided by such brokers may be useful to the Sub-Adviser in connection with the Sub-Adviser’s services to other clients. In accordance with Section 11(a) of the 1934 Act and Rule 11a2-2(T) thereunder and subject to any other applicable laws and regulations, the Sub-Adviser and its affiliates are authorized to effect portfolio transactions for the Fund and to retain brokerage commissions on such transactions. The Sub-Adviser may, but shall not be obligated to, aggregate or bunch orders for the purchase or sale of securities for the Fund with orders for its other clients where: (i) such aggregation or bunching of orders is not inconsistent with the Fund’s investment objectives, policies and procedures and (ii) the allocation of the securities so purchased or sold, as well as the allocation of expenses incurred in any such transaction, shall be made by the Sub-Adviser in a manner that complies with the Sub-Adviser’s trade allocation policies and procedures and is fair and equitable in the judgment of the Sub-Adviser and is consistent with the Sub-Adviser’s fiduciary obligations to the Fund and each of its other clients.

4.         Books, Records and Regulatory Filings.

(a)               The Sub-Adviser agrees to maintain and to preserve for the applicable periods any such records as are required to be maintained by the Sub-Adviser with respect to the Fund by the 1940 Act and rules adopted thereunder, and by any other applicable laws, rules and regulations. The Sub-Adviser further agrees that all records that it maintains for the Fund are the property of the Fund and it will promptly surrender any of such records upon request; provided, however, that the Sub-Adviser may retain copies of such records for the applicable periods they are required by law to be retained.

(b)               The Sub-Adviser agrees that it shall furnish to regulatory authorities having the requisite authority any information or reports in connection with its services hereunder that may be requested by such regulatory authorities in order to determine whether the operations of the Fund are being conducted in accordance with applicable laws, rules and regulations.

(c)               The Sub-Adviser shall make all filings with the SEC required of it pursuant to Section 13 of the 1934 Act with respect to its duties as are set forth herein. The Sub-Adviser also shall make all required filings on Schedule 13D or 13G and Form 13F (as well as other filings triggered by ownership in securities under other applicable laws, rules and regulations) in respect of the Fund as may be required of the Fund due to the activities of the Sub-Adviser. The Sub-Adviser shall file the Form 13F with respect to securities held in the Funds, as applicable.

5.         Class Action Filings. The Sub-Adviser is not responsible for making any class action filings on behalf of the Fund.

6.         Standard of Care, Limitation of Liability; Indemnification and Insurance.

(a)           The Sub-Adviser shall exercise its best judgment in rendering the services under this Agreement. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Adviser, or affiliated persons of the Adviser or the Fund in connection with the matters to which this Agreement relates except a loss resulting from the Sub-Adviser’s willful misfeasance, bad faith or negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under this Agreement; provided, however, that nothing herein shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Adviser or its affiliates for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and its affiliates from, any and all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) to which any of the Adviser or its affiliates may become subject arising out of or resulting from (i) the Sub-Adviser causing a Fund to be in material violation of any applicable federal or state law, rule or regulation or in violation of any investment policy or restriction set forth in such Fund’s current Registration Statement or the most current written guidelines, investment policies or instruction provided in writing by the Board or the Adviser in advance to Sub-Adviser, (ii) any untrue statement of a material fact contained in the Registration Statement, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Sub-Adviser or the Fund managed by the Sub-Adviser or the omission to state therein a material fact known to the Sub-Adviser that was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Fund by the Sub-Adviser in writing for use therein; (iii) a material breach of a material term of this Agreement by the Sub-Adviser; or (iv) any willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Sub-Adviser in the performance of its duties and obligations under this Agreement (except to the extent such loss results from Adviser’s or the Fund’s own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their respective duties and obligations under the Advisory Agreement or this Agreement). Notwithstanding the foregoing, nothing contained in this Agreement shall constitute a waiver or limitation of rights that the Fund may have under federal or state securities laws.

(b)               The Sub-Adviser shall not seek satisfaction of any obligation from the Fund or its shareholders. Nor shall the Sub-Adviser seek satisfaction of any such obligation from the trustees of the Fund (each, a “Trustee” and, together, the “Trustees”) or any individual Trustee or any officers.

(c)               As used in this Section 6, the term “Sub-Adviser” shall include any officers, directors, employees, independent contractors or other affiliates of the Sub-Adviser performing services with respect to the Fund.

(d)               The Adviser agrees to indemnify and hold harmless the Sub-Adviser from and against any and all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) to which the Sub-Adviser may become subject arising out of or resulting from, the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties under this Agreement, or by reason of its reckless disregard of its obligations and duties under this Agreement (except to the extent such loss results from the Sub-Adviser’s own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties and obligations under this Agreement), or a material breach of a material term of this Agreement by the Adviser; provided, however, that nothing herein shall be deemed to protect or purport to protect the Adviser against any liability to the Sub-Adviser or its affiliates for, and the Adviser shall indemnify and hold harmless the Sub-Adviser and its affiliates from, any and all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) to which any of the Sub-Adviser or its affiliates may become subject arising out of or resulting from (i) the Adviser causing a Fund to be in material violation of any applicable federal or state law, rule or regulation, (ii) any untrue statement of a material fact contained in the Registration Statement, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was not made in reliance upon information furnished to the Adviser or the Fund by the Sub-Adviser in writing for use therein; or (iii) any willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties and obligations under this Agreement (except to the extent such loss results from Sub-Adviser’s own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their respective duties and obligations under the this Agreement). Notwithstanding the foregoing, nothing contained in this Agreement shall constitute a waiver or limitation of rights that the Sub-Adviser may have under federal or state securities laws.

(e)               In connection with the liability and indemnification provisions contained in this Section 6 of the Agreement, the parties hereby acknowledge and agree that the other party shall not be liable nor indemnify for any indirect, special, incidental or consequential damages or other indirect losses, or for any action or omission of any unaffiliated third party, including any broker or dealer or other entity not within the parties' direct supervision or control.

(f)              The Sub-Adviser shall maintain errors and omissions insurance coverage and fidelity insurance coverage, each in the amounts as reasonably necessary to meet obligations under this Agreement, and from insurance providers that are in the business of regularly providing insurance coverage to investment advisers. The Sub-Adviser shall provide written notice to the Adviser (i) of any material changes in its insurance policies or insurance coverage that will directly affect the Fund or the Adviser; or (ii) if any material claims will be made on its insurance policies with respect to the Fund. Furthermore, it shall upon request provide to the Adviser any information it may reasonably require concerning the amount of or scope of such insurance.

7.                  Compensation. The Sub-Adviser shall be compensated for the services rendered pursuant to this Agreement as follows: the Adviser shall pay the Sub-Adviser, no later than the sixtieth (60th) day following the end of each quarter, a fee based on the net assets attributable to the Fund, in accordance with the terms set forth on Schedule A attached hereto, as may be amended from time to time. Subject to Section 2(u), the Sub-Adviser has engaged the Sub-advisory Affiliate to perform investment advisory services for the Fund. The Sub-Adviser (and not the Adviser or the Fund) shall pay the Sub-advisory Affiliate a portion of the compensation the Sub-Adviser receives for services rendered pursuant to this Agreement. Subject to Board approval, the Sub-Adviser may update the portion of fees that is paid to the Sub-advisory Affiliate.

8.                  Expenses.                    The Sub-Adviser will bear all expenses in connection with the performance of its services under this Agreement; provided, however, the Sub-Adviser shall not be responsible for the following expenses: (a) interest expenses, dividend expenses and acquired fund fee expenses, (b) taxes, (c) brokerage commissions and other costs in connection with purchase or sale of securities or other investments, and (d) custodian fees and expenses. In addition, the Sub-Adviser shall bear all expenses and costs of the Fund (including reasonable attorney’s fees), if any, arising out of an assignment of this Agreement caused by a change of control or management of the Sub-Adviser, including the preparation and mailing of any information statement to shareholders required pursuant to guidance or regulatory action from the SEC, or the preparation, mailing, solicitation and other costs associated with the use of a proxy statement relating to a shareholder vote in respect of a new sub-advisory agreement. The foregoing obligations of the Sub-Adviser shall apply in any circumstance in which the Adviser, in consultation with internal or outside counsel to the Fund, deems that an actual or possible assignment of this Agreement has or may occur, and determines that an information statement should be used, or a vote of shareholders should be obtained, as the case may be.

9.                  Services to Other Companies or Accounts. The investment advisory services of the Sub-Adviser to the Fund under this Agreement are not to be deemed exclusive, and the Sub-Adviser shall be free to render similar services to other investment companies and clients (whether or not their investment objective and policies are similar those of the Fund) and to engage in other activities. If the Sub-Adviser provides any advice to its clients concerning investment in the shares of the Fund, the Sub-Adviser shall act solely for such clients in that regard and not in any way on behalf of the Adviser or the Fund.

10.      Compliance Matters.

(a)           The Sub-Adviser understands and agrees that it is a “service provider” to the Fund as contemplated by Rule 38a-1 under the 1940 Act. As such, the Sub-Adviser agrees to cooperate fully with the Adviser and the Fund and its Trustees and officers, including the Fund’s CCO, with respect to (i) any and all compliance-related matters, and (ii) the Fund’s efforts to assure that each of its service providers adopts and maintains policies and procedures that are reasonably designed to prevent violation of the “federal securities laws” (as that term is defined by Rule 38a1) by the Fund, the Adviser and the Sub-Adviser. In this regard, the Sub-Adviser shall:

(1)         as reasonably requested and after consultation with the Adviser, submit to the Board for its consideration and approval, the Sub-Adviser’s compliance program, it being understood that the Sub-Adviser’s obligation under Section 2(e) of this Agreement to vote all proxies solicited by or with respect to the issuers of securities in which the assets of the Fund may be invested shall be subject to the fulfillment of the condition that the Board approve the Sub-Adviser’s proxy voting policies and procedures;

(2)         submit annually (and at such other times as the Fund may reasonably request) to the Fund’s CCO and the Adviser for consideration by the Board, the Sub-Adviser’s Annual Compliance Report discussing the adequacy and effectiveness of the Sub-Adviser’s compliance program, and fully describing any material amendments to such compliance program since the most recent such report;

(3)         provide periodic reports, certifications and information concerning the Sub-Adviser’s compliance program to the Adviser including, but not limited to, the following:

(i)                 Quarterly Compliance Certifications, including any required attachments, no later than the tenth (10th) business day after each calendar quarter;

(ii)               Annual Survey to Sub-Advisers, including any required attachments, no later than the twentieth (20th) business day of February each year, provided that Adviser has provided Sub-Adviser the documentation sufficiently in advance for Sub-Adviser to comply with the timing requirement under this item (ii); and

(iii)             Annual Report on Code of Ethics Matters, including any required attachments, no later than the tenth (10th) business day of February each year.

(4)         provide the Adviser and the Fund and its Trustees and officers with reasonable access to information regarding the Sub-Adviser’s compliance program, which access shall include on-site visits with the Sub-Adviser as may be reasonably requested from time to time;

(5)         permit the Adviser and the Fund and its Trustees and officers to maintain an active working relationship with the Sub-Adviser’s compliance personnel by, among other things, providing the Adviser and the Fund’s CCO and other officers with reasonable access to individuals within the Sub-Adviser’s organization to discuss and address compliance-related matters;

(6)               provide the Adviser and its chief compliance officer and the Fund and its Trustees and officers, including the Fund’s CCO, with such certifications as may be reasonably requested; and

(7)               reasonably cooperate with any independent registered public accounting firm engaged by the Fund or the Adviser, ensure that all reasonably necessary information and the appropriate personnel are made available to such independent registered public accounting firm, to support the expression of the independent registered public accounting firm’s opinion, and each year provide the Adviser and such independent registered public accounting firm with a copy of the most recent SSAE 16 Report, if any, or its equivalent, prepared by the Sub-Adviser’s independent auditors regarding the Sub-Adviser’s internal controls.

(b)                                     The Sub-Adviser represents, warrants and covenants that it has implemented and shall maintain a compliance program to meet the requirements of Rule 206(4)-7 under the Advisers Act.

11.                Representations and Warranties and Agreements. The Adviser represents and warrants to the Sub-Adviser, on an on-going basis, that:

(a)             The Fund is a “Qualified Purchaser” within the meaning of Investment Company Act of 1940; and

(b)            The Fund is a “Qualified Eligible Person” as defined in CFTC Rule 4.7, and is either a member of, or exempt from any requirement to become a member of, the National Futures Association, and will maintain and renew such membership or exemption during the term of this Agreement.

Further, the Adviser and the Sub-Adviser agree as follows:

(c)             The Adviser acknowledges that the Sub-Adviser has been authorized to invest in derivatives for the Fund in accordance with the Fund’s investment objective and policies as stated in the Registration Statement. To the extent so authorized, the Adviser agrees that the Sub-Adviser, on the Fund’s behalf, and on such terms as the Sub-Adviser deems appropriate, with prior telephonic or email notice to and in consultation with the Adviser, may take any all such steps as may be required or permitted by the rules and regulations and/or by appropriate market practice to engage in derivatives transactions, including entering into ISDA agreements, clearing agreements, completing documentation, including documentation for clearing facilities, making representations and granting, and providing or executing counterparty documentation and account opening documentation on the Fund’s behalf, on such terms as the Sub-Adviser deems appropriate, in consultation with the Adviser.

(d)            Further, subject to the limitations under the 1940 Act, the Adviser on request of the Sub-Adviser or the Sub-Adviser may, acting as agent on the Fund’s behalf, agree to a collateral mechanism with counterparties in the market and instruct the custodian to advance cash or securities as collateral to an account designated by the Fund’s custodian and counterparty, broker and/or futures commission merchant (“FCM”) (as applicable) to meet margin/collateral payments if and to the extent required by the rules of exchanges or markets on which such instruments are dealt or as may have been agreed in any master agreement or other contract with a counterparty, including with respect to agency MBS collateral. The Adviser authorizes the Sub-Adviser, to the extent required by regulatory agencies or market practice, to reveal its and/or the Fund’s identity and address to any counterparty, broker or FCM through which or with which financial derivatives and foreign exchange instruments are traded or cleared. The Sub-Adviser may use such clearing firm as it deems appropriate to clear its derivatives transactions. The Adviser covenants that the Fund has full capacity to invest in financial derivatives and foreign exchange instruments.

(e)           The Sub-Adviser (which is registered with the CFTC as a Commodity Trading Adviser) intends to operate the Fund as an exempt account under CFTC Rule 4.5.

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION IN CONNECTION WITH ACCOUNTS OF QUALIFIED ELIGIBLE PERSONS, THIS AGREEMENT IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMODITY FUTURES TRADING COMMISSION. THE COMMODITY FUTURES TRADING COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A TRADING PROGRAM OR UPON THE ADEQUACY OR ACCURACY OF COMMODITY TRADING ADVISOR DISCLOSURE. CONSEQUENTLY, THE COMMODITY FUTURES TRADING COMMISSION HAS NOT REVIEWED OR APPROVED THIS AGREEMENT.

12.      Duration and Termination.

(a)               This Agreement shall be effective immediately as of the date set forth above and shall continue in effect for two years thereafter, unless sooner terminated as provided herein, and shall continue year to year thereafter, provided each continuance is specifically approved at least annually by (i) the vote of a majority of the Trustees or (ii) a vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are neither (A) parties to this Agreement nor (B) “interested persons” (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person (to the extent required by the 1940 Act) at a meeting called for the purpose of voting on such approval.

(b)               This Agreement is terminable with respect to the Fund, without penalty, on sixty (60) days’ written notice to the Sub-Adviser: (i) by the Fund, pursuant to (A) action by the Board or (B) the vote of the holders of a “majority” (as defined in the 1940 Act) of the shares of the Fund or (ii) by the Adviser. This Agreement is terminable with respect to the Fund, without penalty, by the Sub-Adviser upon ninety (90) days’ written notice to the Adviser and the Fund. In addition, this Agreement will terminate with respect to the Fund in the event of the termination of the Advisory Agreement with respect to the Fund. This Agreement will be terminated automatically in the event of its “assignment” (as defined in the 1940 Act).

(c)               In the event of a termination of this Agreement for any reason with respect to the Fund, the Sub-Adviser shall reasonably cooperate with any transition manager or successor investment sub-adviser and with the Adviser in transitioning the management of that portion of the Fund to one or more new sub-advisers or to the Adviser, including, without limitation, providing the transition manager, at such intervals as the transition manager may request, with a list of holdings for such portion of the Fund and such other information as required by the transition management agreement, into which the Adviser and the transition manager will, at that time, enter. The Sub-Adviser shall deliver to Adviser all periodic compliance reports, certifications and information applicable to the period of Sub-Adviser’s services provided under this Agreement, including annual compliance reports and certifications.

(d)               Termination of this Agreement shall not affect the rights or obligations of the Adviser, the Adviser Indemnitees and the Sub-Adviser under Section 6 of this Agreement.

13.      Use of Name.

(a)                Subject to the terms of a license agreement between the Adviser and Schroders plc, which shall be dispositive, the Sub-Adviser hereby consents to the use of its name and the names of its affiliates in the Fund’s name and the Fund’s disclosure documents, shareholder communications, advertising, sales literature and similar communications; provided that Adviser shall provide Sub-Adviser a copy of any such materials for its prior approval; provided, however, that the Sub-Adviser shall approve all uses of its name and that of its affiliates which merely refer in accurate terms to its appointment hereunder or which are required by the SEC or other regulatory body; and provided, further, that in no event shall such approval be unreasonably withheld. The Sub-Adviser shall not use the name or any tradename, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Adviser, the Fund, or any of their affiliates (“Adviser Marks”) in its marketing materials unless it first receives prior written approval of the Fund and the Adviser; provided, that Sub-Adviser shall be permitted to use the Adviser Marks once prior written approval is obtained as long as the marketing materials and use of such Adviser Marks does not differ materially from what was previously approved by Adviser.

(b)               It is understood that the name of each party to this Agreement, and any derivatives thereof or logos associated with that name, is the valuable property of the party in question and its affiliates, and that each other party has the right to use such names pursuant to the relationship created by, and in accordance with the terms of, this Agreement only so long as this Agreement shall continue in effect. Upon termination of this Agreement, the parties shall forthwith cease to use the names of the other parties (or any derivative or logo) as appropriate and to the extent that continued use is not required by applicable laws, rules and regulations.

14.      Confidential Information.

(a)             Each party agrees that, from and after the date of this Agreement, it will treat confidentially all information provided by any other party (the “Discloser”) regarding the Discloser’s businesses and operations, including without limitation the investment activities or holdings of the Fund (“Confidential Information”), subject to the Fund’s policies on disclosure of portfolio holdings and exceptions thereto. All Confidential Information provided by the Discloser shall be used by the other party hereto (the “Recipient”) solely for the purposes of rendering services pursuant to this Agreement, and shall not be disclosed to any third party, without the prior consent of the Discloser, except for a limited number of employees, attorneys, accountants and other advisers of the Recipient and its affiliates on a need-to-know basis and solely for the purposes of rendering services under this Agreement.

(b)             Confidential Information shall not include any information that: (i) is public when provided or thereafter becomes public through no wrongful act of the Recipient; (ii) is demonstrably known to the Recipient prior to the date of this Agreement and is not otherwise subject to a contractual, fiduciary or other legal obligation of confidentiality to Discloser; (iii) is independently developed by the Recipient through no wrongful act of the Recipient in the ordinary course of business outside of this Agreement; or (iv) has been rightfully and lawfully obtained by the Recipient from any third party, unless such third party owes a duty of confidentiality to the discloser.

In the event that the Recipient is requested or required (by deposition, interrogatories, requests for information or documents in legal proceedings, subpoenas, civil investigative demand or similar process), in connection with any proceeding, to disclose any of the Discloser’s Confidential Information, the Recipient will give the Discloser prompt written notice of such request or requirement to allow the Discloser an opportunity to obtain a protective order or otherwise obtain assurances that confidential treatment will be accorded to such Confidential Information. In the event that such protective order or other remedy is not obtained, disclosure shall be made of only that portion of the Confidential Information that is legally required to be disclosed. All Confidential Information disclosed as required by law shall nonetheless continue to be deemed Confidential Information. The above provisions shall not apply if the disclosure is made to a regulatory examiner or self-regulatory examiner in the course of such examiner’s routine examination or inspection of the Recipient, provided that Recipient gives the Discloser prompt notice of such disclosure after it is made to the examiner.

15.              Amendment. This Agreement may only be amended in writing signed by the parties to this Agreement in a manner that is in accordance with applicable laws, rules and regulations, as modified or interpreted by any applicable order, exemptive relief or interpretative release issued by the SEC. The amendment of Schedule A to this Agreement for the sole purpose of making nonmaterial changes to the information included in the Schedule shall not be deemed an amendment of this Agreement requiring the approval of shareholders of the Fund.

16.              Notices. All notices hereunder shall be provided in writing. Notices shall be deemed given if delivered in person or by messenger, certified mail with return receipt, or by a reputable overnight delivery service that provides evidence of receipt to the parties; upon receipt if sent by fax; or upon read receipt or reply if delivered by email, at the following addresses:

If to the Adviser:                     Hartford Funds Management Company LLC

690 Lee Road

Wayne, Pennsylvania 19087

Attention: Legal Department

If to the Fund:                         Hartford Schroders Private Opportunities Fund

690 Lee Road

Wayne, Pennsylvania 19087

Attention: Legal Department

If to the Sub-Adviser:             Schroder Investment Management North America Inc.

7 Bryant Park

New York, New York 10018

Attention: Legal Department

uslegal@schroders.com

17.      Miscellaneous.

(a)               This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof.

(b)               Titles or captions of sections in this Agreement are inserted only as a matter of convenience and for reference, and in no way define, limit, extend or describe the scope of this Agreement or the intent of any provisions thereof.

(c)               This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties.

(d)               This Agreement and the rights and obligations of the parties hereunder shall be governed by, and interpreted, construed and enforced in accordance with the laws of the State of New York, without giving effect to the choice of law provisions of that or any other jurisdiction. To the extent that the applicable laws of the State of New York conflict with the applicable provisions of the 1940 Act, the latter shall control. The parties irrevocably consent to submit to the jurisdiction of any federal or state court sitting in the State of New York.

(e)               If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected hereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)                Notwithstanding anything herein to the contrary, the Sub-Adviser shall be an independent contractor. Nothing herein shall be construed as constituting the Sub-Adviser as an agent of the Adviser, the Fund, except to the extent expressly authorized by this Agreement.

18.       Third-Party Beneficiaries. The sole parties to this Agreement are the Adviser and the Sub-Adviser, and the Adviser and the Fund are the sole beneficiaries of the Sub-Adviser’s services hereunder. The parties to this Agreement do not intend for this Agreement to benefit any other third party, including without limitation a record owner or beneficial owner of the Fund’s shares that is not expressly identified as a party to this Agreement. The terms of this Agreement may be enforced solely by a party to this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the date first set forth above.

Hartford Funds Management Company, LLC

Schroder Investment Management North America Inc.

/s/ Vernon J. Meyer

Title: Chief Investment Officer

/s/ Racheal Hanifan

Title: Head of Human Resources

/s/ William Sauer

Title: Authorized Signatory

SCHEDULE A

Fees Paid to the Sub-Adviser

This Schedule A to that certain Sub-Advisory Agreement by and between Hartford Funds Management Company, LLC and Schroder Investment Management North America Inc., dated July 26, 2023, is effective as of July 26, 2023.

The Sub-Adviser’s fee for the Fund shall be accrued daily at 1/365th of the applicable per annum rate set forth below:

Fund: Hartford Schroders Private Opportunities Fund

Per Annum Rate: 1.00%

The foregoing per annum rate to be paid by Adviser to the Sub-Adviser for the Fund shall be based on the net assets attributable to the Fund.

For the purpose of accruing compensation, the net assets of the Fund shall be determined in the manner and on the dates set forth in the current prospectus of the Fund, and, on dates on which the net assets are not so determined, the net asset value computation to be used shall be as determined on the next day on which the net assets shall have been determined.

In the event of termination of this Agreement with respect to the Fund, all compensation due through the date of such termination will be calculated on a pro-rated basis through the date of such termination and paid within sixty (60) business days of the date of termination.